Trade and Other Payables and Accrued Liabilities - Schedule of Trade and Other Payables and Accrued Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Trade and other payables [abstract]
Trade payables	€ 72,120	€ 74,680
Other payables	63,883	61,600
Trade and other payables	136,003	136,280
Accruals for personnel	25,414	21,969
Accruals for audit fees	3,915	4,283
Other accruals	2,893	3,159
Accrued liabilities	€ 32,222	€ 29,411